Income taxes and deferred taxes (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income taxes and deferred taxes
Current tax income/(expense)	€ (434)	€ (927)	€ (547)	€ (1,115)
Deferred tax income/(expense)	(7)	(1)	(4)	5
Total Income Tax Income/(Expense)	€ (441)	€ (928)	€ (551)	€ (1,110)